Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Defered tax assets, valuation allowance				$ 70,017,000	$ 36,473,000
Federal, net operating loss carryforwards				173,600,000
State income tax, net operating loss carryforwards				$ 94,700,000
Net operating loss carryforwards, percentage of taxable income				80.00%
Uncertain tax positions				$ 0
Interest and penalties related to uncertain tax positions				$ 0
Effective tax rate	0.00%		0.00%
Income tax discrete benefit related to net operating loss CARES Act		$ 37,700,000
Income taxes percentage of payments related to civil settlement damages awards and tax refund CARES Act		65.00%
Income tax refund related to net operating loss CARES Act	$ 15,700,000		$ 38,400,000
State and Local Jurisdiction
Income Tax [Line Items]
Net operating loss carryforwards, expiration date				Dec. 31, 2038
Research and expenditure credit carryforwards				$ 1,600,000
Federal
Income Tax [Line Items]
Research and expenditure credit carryforwards				$ 4,700,000
Federal | Research and expenditure credit carryforwards
Income Tax [Line Items]
Net operating loss carryforwards, expiration date				Dec. 31, 2038
Maximum
Income Tax [Line Items]
Net operating loss carryback period in CARES Act			5 years
Testing period for ownership change			3 years
Minimum
Income Tax [Line Items]
Income taxes civil settlement damages awards and tax refund amount in single year CARES Act		$ 5,000,000
Percentage of shift in stock ownership to determine whether ownership change occurred			50.00%
Percentage of shareholders ownership			5.00%